Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	¥ 36,132	$ 4,950	¥ 41,163
Unamortized discount and debt issuance costs	(110)	(15)	(144)
Long-term Debt, Total	¥ 36,022	$ 4,935	¥ 41,019